Note 9 - Stock Incentive Plan	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
9.
Stock Incentive Plan

A summary of the status of the Company's unvested shares as of
January 1, 2020,
and changes during the
nine
-month period ended
September 30, 2020,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,304	6.77
Granted	-	-
Vested	(7,729)	8.56
Forfeited	-	-
Unvested on September 30, 2020	15,575	5.88

As of
September 30, 2020,
there was
$49,575
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.4
years. For the
nine
-month periods ended
September 30, 2019
and
2020
the share based compensation recognized relating to the unvested shares was
$72,404
and
$91,546,
respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.